Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

3. Share-Based Compensation

During the three months ended March 31, 2018, the Company granted 107,296 shares of restricted stock, no RSUs and 634,778 performance-based units, compared to 43,385 shares of restricted stock and 221,297 RSUs in the same period of 2017. No performance-based units were granted in the three months ended March 31, 2017.

5.  Share-Based Compensation

Overview

As of December 31, 2017, the Company has two active equity compensation plans. A description of these plans is as follows:

Nonemployee Directors’ Deferred Stock Compensation Plan

Pursuant to the Essendant Inc. Nonemployee Directors’ Deferred Stock Compensation Plan, non-employee directors may defer receipt of all or a portion of their retainer and meeting fees. Fees deferred are credited quarterly to each participating director in the form of stock units, based on the fair market value of the Company’s common stock on the quarterly deferral date. Each stock unit account generally is distributed and settled in whole shares of the Company’s common stock on a one-for-one basis, with a cash-out of any fractional stock unit interests, after the participant ceases to serve as a Company director. For the year ended December 31, 2017, the Company did not record any compensation expense related to this plan, and each of the years ended December 31, 2016 and 2015, the Company recorded compensation expense of $0.1 million. As of December 31, 2017, 2016 and 2015 the accumulated number of stock units outstanding under this plan was 36,379, 40,189, and 41,051, respectively.

2015 Long-Term Incentive Plan (“LTIP”)

In May 2015, the Company’s shareholders approved the LTIP to, among other things, attract and retain managerial talent, further align the interest of key associates to those of the Company’s stockholders and provide competitive compensation to key associates. Award vehicles include, but are not limited to, stock options, restricted stock awards, restricted stock units (“RSUs”) and performance-based awards. Associates and non-employee directors of the Company are eligible to become participants in the LTIP, except that non-employee directors may not be granted stock options.

Accounting For Share-Based Compensation

The following table summarizes the share-based compensation expense (in thousands):

	Year Ended December 31,
	2017	2016	2015
Numerator:
Pre-tax expense	$7,295	$10,202	$7,895
Tax effect	(2,838)	(3,846)	(3,000)

After tax expense	$4,457	$6,356	$4,895

Denominator:
Denominator for basic shares—Weighted average shares	36,729	36,580	37,457
Denominator for diluted shares—Adjusted weighted average shares and the effect of dilutive securities	36,729	36,918	37,457
Net expense per share:
Net expense per share—basic	$0.12	$0.17	$0.13

Net expense per share—diluted	$0.12	$0.17	$0.13

In 2017, no options were exercised and there was no value for outstanding or exercisable options as the Company’s stock price per share declined below the exercise prices. The following tables summarize the intrinsic value of options outstanding, exercisable, and exercised for the years ended December 31, 2016 and 2015 (in thousands):

	As of December 31,		Year ended December 31, Exercised
	Outstanding	Exercisable
2016	$—	$—	$535
2015	1,253	1,253	902

The following tables summarize the intrinsic value of restricted shares outstanding and vested for the applicable periods listed below (in thousands):

	As of December 31, Outstanding	Year ended December 31, Vested
2017	$12,165	$4,439
2016	29,056	4,705
2015	34,981	8,159

The aggregate intrinsic values summarized in the tables above are based on the closing stock price per share for the Company’s common stock on the last day of trading in each year which was $9.27, $20.90, and $32.51 per share for the years ended December 31, 2017, 2016 and 2015, respectively. Additionally, the aggregate intrinsic value of options exercisable does not include the value of options for which the exercise price exceeds the stock price as of the last day of trading in each year.

Stock Options

In 2017 and 2016, there were no stock options granted and therefore, at December 31, 2017, there was no unrecognized compensation cost related to stock option awards granted.

The following table summarizes the transactions, excluding restricted stock, under the Company’s equity compensation plans for the last three years:

	2017	Weighted Average Exercise Price	2016	Weighted Average Exercise Price	2015	Weighted Average Exercise Price
Options outstanding—January 1	229,533	$36.42	448,687	$33.31	727,378	$33.81
Granted	—	—	—	—	—	—
Exercised	—	—	(82,228)	24.94	(77,918)	24.11
Cancelled	—	—	(35,988)	38.69	(200,773)	38.71
Expired	(74,807)	31.14	(100,938)	31.13	—	—

Options outstanding—December 31	154,726	$38.97	229,533	$36.42	448,687	$33.31

Number of options exercisable	154,726	$38.97	229,533	$36.42	195,402	$26.11

The following table summarizes proceeds related to option exercises and related tax benefits for the years ended December 31, 2016 and 2015 (in thousands). In 2017, there were no options exercised.

	Years Ended December 31,
	2016	2015
Proceeds from options exercised	$2,097	$1,939
Tax Benefit	199	340

The following table summarizes outstanding and exercisable options granted under the Company’s equity compensation plans as of December 31, 2017:

Exercise Prices	Outstanding	Remaining Contractual Life (Years)	Exercisable
35.01—40.00	149,188	4.4	149,188
45.01—50.00	5,538	6.0	5,538

Total	154,726		154,726

Restricted Stock and Restricted Stock Units

The Company granted 351,762 shares of restricted stock and 271,445 restricted stock units (“RSUs”) during 2017. During 2016, the Company granted 554,491 shares of restricted stock and 276,110 RSUs. During 2015, the Company granted 462,697 shares of restricted stock and 162,092 RSUs. The majority of the RSUs granted in 2017, 2016 and 2015 vest in 2020, 2019 and 2018, respectively. The 2017 RSUs vest to the extent earned based on the Company’s adjusted earnings before income taxes and free cash flow against target goals. The 2016 and 2015 RSUs vest to the extent earned based on the Company’s cumulative net income and cumulative working capital efficiency against target goals. Certain grants made in 2016 include total shareholder return (“TSR”) as a metric for vesting as well. The performance-based RSUs granted in 2017, 2016, and 2015 have a minimum and maximum payout of 0% to 200% of target, with the 2017 grants being subject to a TSR modifier which is not a component of vesting. Included in the 2017, 2016, and 2015 grants were 57,641, 383,196, and 333,268 shares of restricted stock and RSUs granted to employees who were not executive officers, as of December 31, 2017, 2016 and 2015, respectively. In addition, there were 150,361, 55,120, and 30,778 shares of restricted stock and RSUs granted to non-employee directors during the years ended December 31, 2017, 2016 and 2015, respectively. For the years ended December 31, 2017, 2016 and 2015, there were also 415,205, 392,285, and 260,743 shares of restricted stock and RSUs granted to executive officers, respectively. The restricted stock granted to executive officers vests in annual increments over three years, provided that the officer is still employed as of the anniversary date of the grant and the Company’s cumulative diluted adjusted earnings per share for the four calendar quarters immediately preceding the vesting date exceed the minimum as defined in the officers’ restricted stock agreement. As of December 31, 2017, there was $8.6 million of total unrecognized compensation cost related to non-vested restricted stock and RSUs granted. The cost is expected to be recognized over a weighted-average period of 1.5 years. The following table summarizes restricted stock and RSU transactions for the last three years.

Restricted Stock and RSUs	2017	Weighted Average Grant Date Fair Value	2016	Weighted Average Grant Date Fair Value	2015	Weighted Average Grant Date Fair Value
Nonvested—January 1	1,390,242	$28.88	1,076,000	$36.13	1,089,374	$31.23
Granted	623,207	13.29	830,601	24.34	624,789	36.79
Vested	(307,517)	30.67	(196,394)	37.32	(212,537)	33.94
Cancelled	(393,665)	25.07	(319,965)	36.31	(425,626)	34.58

Nonvested—December 31	1,312,267	$22.03	1,390,242	$28.88	1,076,000	$36.13